Debt Securities In Issue - Additional Information (Detail) £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
PSA Finance UK Limited [member]
Debt securities in issue [line items]
Percentage of losses in portfolio having credit protection	7.60%
Debt Securities [member]
Debt securities in issue [line items]
Cash changes	£ (6,688)
Non-cash changes	(1,025)
Unrealised foreign exchange differences	(929)
Other changes	£ (96)